Financial Instruments and Fair Value Disclosures - Charterer (Details) - Customer Concentration Risk - Revenue Benchmark	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	13.00%	18.00%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues	11.00%	15.00%
Swissmarine Pte. Ltd
Concentration Risk [Line Items]
Percentage of charter revenues		14.00%